Securities Act File No. _______

ICA No. 811-

As filed with the Securities and Exchange Commission on February 2, 2006

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                  [ X ]

                                                          Pre-Effective Amendment No. ____                                                         [     ]

                                                          Post-Effective Amendment No. ___                                                          [     ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]

Pre-Effective Amendment No.      _

Post-Effective Amendment No.     _

(Check Appropriate Box or Boxes)

Ralph Parks Portfolios Trust

(Exact Name of Registrant as Specified in Charter)

Meadowgate Office Park

101 Sully's Trail, Building 10

Pittsford, NY 14534

Attention:  Stephen J. Paris

 (Address of Principal Executive Offices)(Zip Code)

(585) 248-5700

 (Registrant's Telephone Number, Including Area Code)

With a copy to:

Thomas R. Westle, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174 (212) 885-5239	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

As soon as practicable after the effective date

(Approximate Date of Proposed Public Offering)

Shares of Beneficial Interest

(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

( )         immediately upon filing pursuant to paragraph (b).

( )         on (date) pursuant to paragraph (b).

( )         60 days after filing pursuant to paragraph (a)(1).

( )         on (date) pursuant to paragraph (a)(1).

( )         75 days after filing pursuant to paragraph (a)(2).

( )         on (date) pursuant to paragraph (a)(2) of Rule 485.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE

OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

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RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

PROSPECTUS

__________ __, 2006

For More Information Call 1-800-[              ]

View Our Website at www.rpigllc.com

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

RISK/RETURN SUMMARY

FEES AND EXPENSES

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES  AND RELATED RISKS

FUND MANAGEMENT

NET ASSET VALUE

HOW TO PURCHASE SHARES

REDEMPTIONS

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

MARKET TIMING

DISTRIBUTION OF SHARES

See the Fund’s Notice of its Privacy Policy on the last page of this Prospectus.

RISK/RETURN SUMMARY

This Prospectus describes the Ralph Parks Cyclical Equity Fund (the “Fund”), a series of the Ralph Parks Portfolios Trust, a Delaware statutory trust (the “Trust”).

Principal Investment Objective

The Fund is a diversified open-end management investment company that seeks to maximize total return while minimizing exposure to general equity market risk. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund’s principal investment strategy to achieve its investment objective is to take both long and short positions in a diversified portfolio of the common stocks traded in the U.S.  The Fund’s investment adviser, Ralph Parks Investment Group, LLC (the “Adviser”) employs the proprietary software system developed by Ralph Parks, the sole member of the Adviser, to drive this strategy.  The proprietary system aims to eliminate the random nature of investing in common stocks by evaluating certain factors with respect to any stock.  These factors are given values in the system, which the system charts and allows volatility of any such stock to be “digitized” for evaluation.  The system is rooted in the investment philosophy that an investor’s limited time and money should be invested only in stocks that are characterized by low risk and steady growth.  On a weekly basis, the system identifies the strongest performing stocks for the buy list and continuously monitors performance thereby identifying the optimal sell point.  Any stock that does not perform as expected by the system is eliminated promptly from the portfolio to minimize loss.

The Fund has no policy with respect to the capitalization of issuers in which it may invest (i.e., small, mid or large capitalizations) and will invest in growth stocks among all capitalization levels.  The Adviser will use a multi-sector approach when selecting the companies in which the Fund invests.  The sector weightings and the average capitalization of issuers are not intended to be static and will vary over time.

Principal Risks

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.  Keep in mind, certain of the investment strategies employed by the Fund, including, short selling, are speculative and involve a degree of risk.  The primary risks of investing in the Fund are:

Market Risk – The risk of losing money due to general market movements is called market risk.  Given that stock prices can be volatile, the Fund’s share price may be subject to fluctuations.  In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.  Investors should note that the Fund’s use of short sales is intended to enhance performance in a declining stock market and will cause the Fund’s performance to fluctuate with a high correlation to the U.S. equity market.

Management Risk – The success of the Fund’s strategy is dependent on the use of Mr. Parks’s proprietary system and the Adviser’s overall ability and stock selection to correctly identify companies poised for growth.  If the Adviser is unsuccessful, the Fund will likely experience losses regardless of the overall performance of the U.S. equity market.

No Operating History -   The Fund is a newly formed entity and therefore has no operating history.  In addition, the Adviser has not advised a mutual fund before and this lack of experience operating a mutual fund may adversely impact the Fund’s ability to achieve its objective.

Short Sale Risk – Short sales are transactions in which the Fund sells a stock it does not own.  To complete the transaction, the Fund must borrow the stock to make delivery to the buyer.  The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement.  The price at such time may be higher or lower than the price at which the stock was sold by the Fund.  If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction.  The risk of such price increases is the principal risk of engaging in short sales.

Keep in mind the Fund’s investments in shorted stocks are more risky than in investments in its long positions.  With a long position the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  Therefore, there is no limit on the amount of losses than the Fund could incur with respect to securities sold short.  Before investing in the Fund, make sure you completely understand these risks.

The Fund will also incur increased transaction costs associated with selling securities short.  In addition, when the Fund is selling stocks short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the stocks sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  As a result, the Fund may maintain higher levels of cash or liquid assets (e.g. U.S. Treasury bills, repurchased agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Leveraging Risk – The Fund’s leveraging activities will exaggerate any increase or decrease in the net asset value of the Fund.  In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which may reduce or eliminate any new investment profits.  Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund.  The Fund may lose money as a result of its leveraging activities.

Fund’s Performance

The Fund commenced investment operations only recently, therefore no performance information is available for the Fund at this time.  In the future, performance information will be presented in this section.  Also, shareholder reports containing financial and performance information will be sent to shareholders semi-annually.

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are those paid directly from your investment and may include redemption fees.

Annual fund operating expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None
Redemption Fee on Shares Held Less Than 90 Days (as a % of amount redeemed) (1)	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	3.00%
Distribution (12b-1) Fees (2)	0.25%
Other Expenses (3)
Total Annual Fund Operating Expenses
Fee Waiver and/or Expense Limitation (4)	4.00%
Net Annual Fund Operating Expenses	4.00%

____________________________

1.            In addition to the 2% redemption fee, you may be charged a $15.00 fee for wire redemptions and will be assessed fees for outgoing wire transfers and returned checks. Redemptions pursuant to the Fund’s Systematic Withdrawal Plan are exempt.

2.            The Distribution Fee is accrued daily and payable monthly, at the annual rate of 0.25% of the Fund’s average net assets and may be paid directly to the Adviser for support services.

3.            These expenses, which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the Fund’s initial fiscal year.

4.            The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends on securities sold short, extraordinary or non-recurring expenses, at least until April 30, 2007, such that total annual fund operating expenses do not exceed 4% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  No Reimbursement Amount will be paid to the Adviser in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.  Please see the section below entitled “Management of the Fund” for a definition of what are considered to be extraordinary or non-recurring expenses.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Fund’s operating expenses remain the same.

Please note that the Year 1 example and the first year of the Year 3 example below will, if applicable, reflect the effect of the Adviser’s expense limitation agreement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR
1	$
3	$

You would pay the following expenses if you did not redeem you shares:

YEAR
1	$
3	$

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS

Investment Objective

The Fund is a diversified open-end management investment company that seeks to maximize total return while minimizing exposure to general equity market risk.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund’s principal investment strategy to achieve its investment objective is to take both long and short positions in a diversified portfolio of the common stocks traded in the U.S.  The Adviser employs the proprietary software system developed by Ralph Parks, the sole member of the Adviser, to drive this strategy.  The proprietary system aims to eliminate the random nature of investing in common stocks by evaluating certain factors with respect to any stock.  These factors are given values in the system, which the system charts and allows volatility of any such stock to be “digitized” for evaluation.  The system is rooted in the investment philosophy that an investor’s limited time and money should be invested only in stocks that are characterized by low risk and steady growth.  On a weekly basis, the software identifies the strongest performing stocks for the buy list and continuously monitors performance thereby identifying an optimal sell point.  Any stock that does not perform as expected by the system is eliminated promptly from the portfolio to minimize loss.

The following charts are provided to assist you in understanding the type of stocks in which the Adviser may invest the Fund’s assets utilizing Mr. Parks’s proprietary system.  The common stock of a company described below as a “Gold Chip” represents a stock which the Adviser may purchase directly, when technical indicators show the economy is growing.  The common stock of a company described below as an “Ouch Chip” represents a stock which may be sold short by the Adviser during a declining economic cycle.

An Example of a “Gold” Chip (ABC Co.)

PEABODY COAL (Weekly)
92.16
81.92
71.68
61.44
51.2
40.96
30.72
20.48
10.24
J J A S O N D 02 F M A M J J A S O N D 03 F M A M J J A S O N D 04 F M A M J J A S O N D 05 F M A M J J A S O N D 06
P-Vol
224
192
160
128
96
Phase
32
16
0
Stochastic
100
80
60
40
20
0

Dollars

An Example of an “Ouch” Chip (XYZ Co.)

Capstead Mortgage Corp (Weekly)
35.84
33.28
30.72
28.16
25.6
23.04
20.48
17.92
15.36
12.8
10.24
7.68
O N D 00 F M A M J J A S O N D 01 F M A M J J A S O N D 02 F M A M J J A S O N D 03 F M A M J J A S O N D 04 F M A M J J A S O N D 05 F M A M J J A S O N D 06
P-Vol
128
64
0
(64)
Phase
32
16
0
(16)
Stochastic
100
80
60
40
20
0

Dollars

These charts have been provided by and reproduced with the permission of AIQ Systems.

The Fund has no policy with respect to the capitalization of issuers in which it may invest (i.e., small, mid or large capitalizations) and will invest in growth stocks among all capitalization levels.  The Adviser will use a multi-sector approach when selecting the companies in which the Fund invests.  The sector weightings and the average capitalization of issuers are not intended to be static and will vary over time.

Although the Fund will invest primarily in common stocks traded in the U.S., it may also from time to time invest in depository receipts relating to foreign securities (“ADRs”), however, the Fund will not make direct investments in the securities of foreign issuers.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  Such defensive positions could have an adverse impact on the Fund’s ability to achieve its investment objective.

Principal Risks

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.  Keep in mind, the investment strategies used by the Fund are highly speculative and involve a high degree of risk.  Although the Fund will strive to meet its objective, there is no assurance that it will.  The primary risks of investing in the Fund are:

Market Risk – The risk of losing money due to general market movements is called market risk.  Given that stock prices can be extremely volatile, the Fund’s share price may be subject to extreme fluctuations.  In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.  Investors should note that the Fund’s use of short sales is intended to enhance performance in a declining stock market and will cause the Fund’s performance to fluctuate with a high correlation to the U.S. equity market.

Management Risk – The success of the Fund’s strategy is dependent on the use of Mr. Parks’s proprietary system and the Adviser’s overall ability and stock selection to correctly identify companies poised for growth.  If the Adviser is unsuccessful, the Fund will likely experience losses regardless of the overall performance of the U.S. equity market.

No Operating History -   The Fund is a newly formed entity and therefore has no operating history.  In addition, the Adviser has not advised a mutual fund before and this lack of experience running a mutual fund may adversely impact the Fund’s ability to achieve its objective.

Short Sale Risk – Short sales are transactions in which the Fund sells a stock it does not own.  To complete the transaction, the Fund must borrow the stock to make delivery to the buyer.  The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement.  The price at such time may be higher or lower than the price at which the stock was sold by the Fund.  If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction.  The risk of such price increases is the principal risk of engaging in short sales.

Keep in mind the Fund’s investments in shorted stocks are more risky than in investments in its long positions.  With a long position the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  Therefore, there is no limit on the amount of losses than the Fund could incur with respect to securities sold short.  Before investing in the Fund, make sure you completely understand these risks.

The Fund will also incur increased transaction costs associated with selling securities short.  In addition, when the Fund is selling stocks short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the stocks sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  As a result, the Fund may maintain higher levels of cash or liquid assets (e.g. U.S. Treasury bills, repurchased agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Leveraging Risk – The Fund’s leveraging activities will exaggerate any increase or decrease in the net asset value of the Fund.  In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which may reduce or eliminate any new investment profits.  Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund.  The Fund may lose money as a result of its leveraging activities.

Other Potential Risks:

In addition to the principal risks of the Fund listed above, investing in the Fund may involve the following additional risks:

Growth Stock Risk - Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.  To the extent the Fund invests in growth stocks, such conditions may adversely impact the Fund’s ability to achieve its investment objective.

Small and Medium Issuer Risk - Investments in small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws.  The Fund’s investment strategy is expected to involve frequent trading which will lead to higher portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year.  In fact, the Fund expects that most gains that are generated will be realized.  It is possible that the Fund may distribute sizable taxable capital gains to shareholders, regardless of the Fund’s net performance.

Tax Inefficiency –High portfolio turnover can be expected to cause any gains that are generated during a given year to be recognized as realized gains for tax purposes.  In addition to being realized gains, it can be expected that most of the gains generated will be categorized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.  Given the potential tax-inefficiency of the Fund, investors should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

Foreign Exposure - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Although the Fund will not invest in the securities of foreign issuers directly, it may invest in ADRs which cause the Fund to be exposed to some degree to the risks associated with foreign markets.  Special risks associated with direct investments in foreign companies include exposure to less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Transaction Costs –  As a result of the Fund’s expected high rate of portfolio turnover the Fund will likely incur higher brokerage costs associated with buying and selling securities, taxes and custody charges than those associated with an average long-only equity fund.  In addition, the Fund’s expected use of short selling will also result in increased transaction costs.  These costs will directly and indirectly increase the cost of your investment in the Fund.

Temporary Defensive Positions – From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

FUND MANAGEMENT

Investment Adviser

The Fund has entered into an investment advisory agreement (“Investment Advisory Agreement”) with the Adviser, Ralph Parks Investment Group, LLC, a newly formed investment advisory firm organized in New York.  The Adviser is located at Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, New York, 14534.  As of December 31, 2005, the Adviser has private accounts of approximately $40 million for which Mr. Parks provides brokerage and management services.

The private accounts managed by Mr. Parks over the past 10 years have had an overall performance of 20% net of fees and a standard deviation of 4.12.  Although the Fund has a similar objective and substantially similar strategies as those employed in managing the private accounts, including the use of Mr. Park’s proprietary software system, the private accounts were managed separately from the Fund and their historical performance is no indication of future performance of the Fund.  Also, the fees and expenses associated with the private accounts were not the same as those that are anticipated to be associated with the Fund, which differences may impact  the overall performance of the Fund in comparison to the private accounts.  The Fund’s share prices and investment returns will fluctuate reflecting market conditions.  The performance information of the private accounts  was taken from the books and records of Mr. Parks.  The Fund believes that such information is reliable, but does not guarantee its accuracy, timeliness or completeness.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund and its securities portfolio.  Under the investment advisory agreement, the Adviser manages the Fund’s investments and business affairs, subject to the supervision of the Board of Trustees.

The Fund pays an annual investment advisory fee to the Adviser equal to 3.00% of the average daily net assets of the Fund.

The Adviser has agreed contractually to waive its investment advisory fee and to reimburse expenses, other than dividends on securities sold short, extraordinary or non-recurring expenses, at least until April 30, 2007, such that the total annual fund operating expenses do not exceed 4% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

Under the terms of the expense limitation agreement, the following examples of fees and expenses that would not be considered to be extraordinary or non-recurring include, but are not limited to, taxes, interest, loan commitment fees, brokerage fees and commissions, if any, fees of trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, U.S. Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders’ reports and meetings.

The Board of Trustees approved the Investment Advisory Agreement on ______________.  A discussion regarding the basis for the Board’s initial approval of the Investment Advisory Agreement of the Fund is available in the Statement of Additional Information and will be provided in the Fund’s Reports to Shareholders.

Portfolio Manager

Mr. Ralph Parks, the primary portfolio manager of the Fund, is the founder of the Adviser and currently holds the title of President, Chief Executive Officer and Chief Investment Officer.  Mr. Parks is responsible for the day-to-day management of the Fund’s portfolio. Mr. Parks held the position of Senior Vice President – Investments at Smith Barney Citigroup from December, 1993 until November, 2005.

The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

NET ASSET VALUE

Shares of the Fund are sold at net asset value per share (“NAV”).  The NAV of each Fund is determined on each day the New York Stock Exchange (“NYSE”) is open for business, currently 4:00 p.m. (Eastern Time), and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and most national holidays.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including investment advisory, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. In these cases, the Fund’s net asset value will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  If trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund by sending a completed application form to the following address:

Regular/Express/Overnight Mail

Ralph Parks Cyclical Equity Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

You can open an account with a minimum initial investment of $5,000 in the Fund and make additional investments to the account at any time with as little as $100.  Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to “Ralph Parks Cyclical Equity Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the Transfer Agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Order is Processed

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

•       the name of the Trust

•       the name of the Fund

•       the dollar amount of shares to be purchased

•       a completed purchase application or investment stub

•       check payable to “Ralph Parks Cyclical Equity Fund”

All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Purchase through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Fund, please call the Fund at 1-(XXX)-XXX-XXXX to notify the Fund that a wire transfer is coming.  You may use the following instructions:

First National Bank of Omaha

ABA#: ______________

Credit: Ralph Parks Cyclical Equity Fund, DDA No. ____________

FBO: Shareholder Name, Name of Fund, Shareholder Account Number

Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $___ on specified days of each month into your established Fund account.  Please contact the Fund at 1-(XXX)-XXX-XXXX for more information about the Fund’s Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-(XXX)-XXX-XXXX for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Ralph Parks Cyclical Equity Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-(XXX)-XXX-XXXX.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

You may request that your redemption proceeds be wired directly to your bank account. The Fund’s Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund’s assets). The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $________, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $_______ or more.  Redemptions pursuant to the Fund’s Systematic Withdrawal Plan are exempt from the CDSC and the redemption fees charged on shares held less than 90 days If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-(XXX)-XXX-XXXX.

When Redemptions are Sent

Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.”  If you purchase shares using a check and soon after request a redemption, the Fund will not honor the redemption request. The redemption request must be resubmitted once the check is cleared (usually within 12 days).

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•       The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

•       The request must identify your account number;

•       The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•       If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $20,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redemption Fee

For shares held less than 90 days, the Fund will deduct a 2% redemption fee on your redemption amount if you sell your shares. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for 90 days or more are not subject to the 2% fee.

Redemption fees are retained by the Fund and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to collect redemption fees on transactions effected through financial intermediaries.  Financial intermediaries include omnibus accounts or retirement plans.  The Fund relies upon financial intermediaries to collect redemption fees.  There may be limitations on the ability of financial intermediaries to impose redemption fees on their clients.  As a result, the Fund’s ability to collect redemption fees in omnibus accounts may be limited.  Certain financial intermediaries may apply different methodologies than those described in this Prospectus in assessing redemption fees and may impose their own redemption fee that may differ from the Fund’s redemption fee.  If you invest in the Fund through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

When You Need Medallion Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•       you request a redemption to be made payable to a person not on record with the Fund;

•       you request that a redemption be mailed to an address other than that on record with the Fund;

•       the proceeds of a requested redemption exceed $20,000; or

•       Any redemption is transmitted by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Contact the Fund to obtain this form.  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $100, the Fund may notify you that, unless the account is brought up to at least $100, your account could be closed.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Fund will not charge any redemption fee on involuntary redemptions.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  Any such gain or loss is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gain annually in December.  Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares.  You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

MARKET TIMING

Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•       committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;” and

•       assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is retained by the Fund to help offset any cost associated with such short-term trading. This redemption fee is not imposed to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of funds. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy.

DISTRIBUTION OF SHARES

Distributor

Aquarius Fund Distributors, LLC (“Aquarius” or “Distributor”), 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114, is the distributor for the shares of the Fund. Aquarius is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan

The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Fund. The Plan provides that the Fund may pay the Distributor, the Adviser or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average net assets for account maintenance support services.  The fee is treated by the Fund as an expense in the year it is accrued. Because the fee is paid out of the Fund’s assets on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor, the Adviser and other entities that are paid under the Plan are being compensated for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.

Fund Administrator and Fund Accountant

Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, New York 11788, serves as fund administrator and fund accountant to the Fund.

Transfer Agent

Gemini Fund Services, LLC, 4020 South 147th Street,, Suite 2, Omaha, Nebraska 68137, serves as transfer agent to the Fund.

Custodian

Bank of New York, One Wall Street, New York, New York 10286, serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

Legal Counsel

Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, serves as the Trust’s legal counsel.

Independent Accountants

The Fund has selected Tait, Weller & Baker, located at 1818 Market Street, Suite 2400, Philadelphia, PA 19103, as its independent accountants.

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized, there is no financial or performance information included in this Prospectus.  Once this information is available, you may request it by calling 1-XXX-XXX-XXXX.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•       Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•       Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For More Information

Adviser	Ralph Parks Investment Group, LLC Meadowgate Office Park 101 Sully’s Trail, Building 10 Pittsford, NY 14534
Distributor	Aquarius Fund Distributors, LLC 1005 South 107th Avenue, Suite 201 Omaha, NE 68114
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Bank of New York One Wall Street New York, NY 10286
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Independent Accountants	Tait, Weller & Baker 1818 Market Street, Suite 2400 Philadelphia, PA 19103

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s Statement of Additional Information dated ________, 2006 (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust’s policies and management. Additional information about the Fund’s investment will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Fund, or to make shareholder inquires about a Fund, please call 1-XXX-XXX-XXXX.  You may also write to:

Ralph Parks Cyclical Equity Fund
c/o Gemini Fund Services, LLC
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137

You may review and obtain copies of each Fund’s information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # [                        ]

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

STATEMENT OF ADDITIONAL INFORMATION

________, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Ralph Parks Cyclical Equity Fund dated ______, 2006, a copy of which may be obtained without charge by contacting the Fund’s Transfer Agent, Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, or by calling 1-XXX-XXX-XXXX.

TABLE OF CONTENTS

THE FUND

TYPES OF INVESTMENTS

INVESTMENT RESTRICTIONS

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

MANAGEMENT

PORTFOLIO MANAGERS

CONTROL PERSONS AND PRINCIPAL HOLDERS

INVESTMENT ADVISER

THE DISTRIBUTOR

ALLOCATION OF PORTFOLIO BROKERAGE

FUND ADMINISTRATION

FUND ACCOUNTING

TRANSFER AGENT

CUSTODIAN

DESCRIPTION OF SHARES

ANTI-MONEY LAUNDERING PROGRAM

PURCHASE, REDEMPTION AND PRICING OF SHARES

TAX STATUS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL COUNSEL

THE FUND

The Ralph Parks Cyclical Equity Fund (the “Fund”) is a series of Ralph Parks Portfolios Trust, a Delaware statutory trust organized on January 25, 2006 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).  The Fund is a diversified investment management company. The Fund’s investment objectives, restrictions and policies are more fully described here and in the Prospectus.  As of the date hereof, the Fund is the only series of the Trust, however, the Trust may start another series and offer shares of a new fund under the Trust at any time.

The Fund may issue an unlimited number of shares of beneficial interest.  All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.  The Trustees shall call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding at least one-third of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

TYPES OF INVESTMENTS

The investment objective of the Fund and a description of its principal investment strategies are set forth under “Investment Objective, Principal Investment Strategies and Risks” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies Ralph Parks Investment Group, LLC (the “Adviser”) may employ in pursuit of the Fund’s investment objective and a summary of related risks. The Fund may invest in the following instruments. The Adviser may not invest in each of these securities or use all of these techniques at all times, unless it believes that doing so will help the Fund achieve its investment objective.

EQUITY SECURITIES.  The Fund will invest in equity securities consistent with the Fund’s investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decrease in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

To the extent the Fund invests in the equity securities of small or medium-size companies which meet certain minimum trading volume requirements, it will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

REPURCHASE AGREEMENTS.  The Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the “Underlying Security”) and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the Underlying Security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The Fund will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Fund’s investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by the Fund for a duration of more than seven days if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Fund may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

COMMERCIAL PAPER.  The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

UNITED STATES GOVERNMENT OBLIGATIONS.  These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES.  These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES.  The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

AMERICAN DEPOSITORY RECEIPTS.  The Fund may invest in American Depository Receipts (“ADRs”).  ADRs are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository”.  ADRs in which the Fund may typically invest are deposited with a U.S. financial institution and the underlying securities are issued by foreign issuers.  ADRs may be listed on a national securities exchange or traded in the over-the counter market.  ADR prices are denominated in U.S. dollars although the underlying security may be denominated in a foreign currency.  Although generally tempered to some extent, investing in ADRs do not eliminate all of the risks associated with investing in the securities of foreign issuers.

BORROWING.  The Fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

SHORT SALES.  The Fund’s investment portfolio may include a substantial amount of short positions. Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser with an obligation that the Fund replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in the prices of securities. A short sale creates the risk of a theoretically unlimited loss in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the security necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.  At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities. To the extent the Fund invests in these temporary investments, its performance could be affected and the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER RATE

The Fund may engage in a high level of trading in seeking to achieve its investment objective.  The portfolio turnover rate for the Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Fund’s portfolio are replaced in a one-year period.  The calculation excludes all securities whose maturities at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption or shares.  The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.  The Fund will not:

(1)        Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(2)        Borrow money, except that it may borrow:

            (a)        for leveraging purposes; or

            (b)        from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions,

in either case, only to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets);

(3)        Purchase or sell real estate, or invest in real estate limited partnerships, except the Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

(4)        Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with the Fund’s investment objective, policies and restrictions.

(5)        Make loans, except that the Fund in accordance with its investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for defensive purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Fund’s total assets.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

The Fund may not:

(1)        Make further investments when 25% or more of its total assets would be invested in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries);

(2)        Invest in portfolio companies for the purpose of acquiring or exercising control of such companies;

(3)        Invest in puts, calls, straddles, spreads or any combination thereof;

(4)        Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days;

(5)        Purchase securities of other investment companies, except in accordance with the 1940 Act; or

(6)        Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Fund’s total assets.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law. The Fund may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies to ensure that any disclosure of information about the Fund’s portfolio holdings is in the best interest of Fund shareholders. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Fund’s portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is also available on the Fund’s website at   www.rpigllc.com within five to ten business days after the calendar quarter-end.

            The Fund may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg, no sooner than 30 days after the end of each quarter/semi-annual period, a complete schedule of the Fund’s portfolio holdings as of the last day of the quarter/semi-annual period.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•     The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•     Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•     The Bank of New York.  The Bank of New York is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Fund.

Additions to List of Approved Recipients.  The Fund’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities to persons other than those listed before the Fund files its portfolio holdings with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures.  The Fund’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of eight (8) individuals, two (2) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, New York, 14534.

2          Independent Trustees

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee

[TO COME]

3          Interested Trustee and Officers

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Ralph Parks (67)	President, Chief Executive Officer and Chief Investment Officer	President, Chief Executive Officer and Chief Investment Officer, Ralph Parks Investment Group, LLC (November 2005 – Present); Senior Vice President, Smith Barney Citigroup (1993-2005).
Stephen J. Paris (62)	Trustee, Chairman

____________________

* The term of office of each Trustee listed above began during the year 2006 and will continue indefinitely.

Board Committees

Audit Committee

The Board will have an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities will include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit committee will operate pursuant to an Audit Committee Charter and will meet at least once annually.

Corporate Governance and Nominating Committee

The Board will have a Corporate Governance and Nominating Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Corporate Governance and Nominating Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Corporate Governance and Nominating Committee generally will not consider shareholder nominees and will meet at least once annually.

Compensation

Each Trustee who is not affiliated with the Trust or Adviser will receive a per meeting fee of $____ if attended in person or via teleconference, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the estimated amount of compensation the Trustees will receive from the Trust during a year and assumes that the Trust is fully operational and the Trustees have attended all quarterly meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust

Management Ownership

As of _________, 2006, the Trustees, as a group, owned [0.00%] of the Fund’s outstanding shares.

PORTFOLIO MANAGERS

The Fund’s portfolio is managed by Ralph Parks. As of _________, 2006, he was responsible for the management of the following types of accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Ralph Parks					300	46	46

For his services as portfolio manager to the Fund,  Ralph Parks will receive [COMPENSATION INFORMATION TO COME] from the Adviser.

Since the Fund is newly organized, the portfolio manager does not own shares of the Fund as of the date of this SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. As of the date of this SAI, the Fund could be deemed to be under control of the Adviser, which had voting authority with respect to approximately 100% of the value of the outstanding interests in the Fund on such date. However, it is expected that once the Fund commences investment operations and its shares are sold to the public that the Adviser’s control will be diluted until such time as the Fund is controlled by its shareholders.

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Adviser of the Fund is Ralph Parks Investment Group, LLC, located at Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, NY . Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the operations of the Fund.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and this SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer will attempt to obtain the best price and execution of its orders.

The investment advisory services provided to the Fund by the Adviser include utilization of the Adviser’s proprietary software system to implement the Fund’s principal investment strategy.  The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Fund will pay the Adviser an annual investment advisory fee at the rate of 3.00% of the Fund’s average daily net assets.  The fee is computed daily and payable monthly. The Adviser is contractually limiting total annual operating expenses of the Fund through April 30, 2007 (including the Advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses such as litigation) to 4.00% of the Fund’s average daily net assets.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”)) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Trust and of pricing the Trust’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Approval of the Advisory Agreement.

In connection with the Board meeting for the Trust on _____________, 2006, the Board, including the Independent Trustees, interviewed the Adviser, and received materials specifically relating to the Advisory Agreement.

These materials included:  [TO COME].

Additional information was furnished by the Adviser including, among other items, information on and analysis of [TO COME].

Codes of Ethics.

The Trust, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and (v) accountability for adherence to the Code.

Proxy Voting Policies.

The Board will adopt Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscores the Adviser’s concern that all proxies voting decisions be made in the best interests of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Adviser. This policy is intended to serve as a guideline and to further the economic value of each security held by the Fund.  There will be regular review of this policy.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the Fund’s directive using the recommendation of an independent third party.  If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by the Fund’s account.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at (1-XXX-XXX-XXXX); and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

THE DISTRIBUTOR

Aquarius Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

Rule 12b-1 Plan.

Under the terms of the Fund’s Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), the Fund is permitted to pay for certain shareholder services provided to shareholders or other service providers that have entered into agreements with the Distributor to provide these services. For these services, the Fund may pay a shareholder service fee up to 0.25% of average net assets of the Fund on an annualized basis. The Fund will bear its own costs of distribution with respect to its shares.

The services to be provided by registered broker-dealers, registered investment advisors, financial institutions or other third party intermediaries may include, but are not limited to, the following: assisting shareholders in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor, the Adviser or the Fund may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made.

The initial term of the Rule 12b-1 Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan and Agreement may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund. The Rule 12b-1 Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers.  Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•      the best net price available;

•      the reliability, integrity and financial condition of the broker or dealer;

•      the size of and difficulty in executing the order; and

•      the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of  Fund transactions may primarily benefit accounts other than the Fund’s, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

FUND ADMINISTRATION

The Administrator for the Fund is Gemini Fund Services, LLC, (“GFS” or the “Administrator”), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement will be approved by the Board at a meeting to be held on __________, 2006.  The Agreement shall remain in effect from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Fund by the Administrator, the Fund will pay the Administrator a fund administration fee equal to 0.10% of the average net assets of the first $100 million of the Fund.  The fee declines as net assets increase above $100 million.  The Fund also pays the Administrator for any out-of-pocket expenses.

FUND ACCOUNTING

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the services rendered to the Fund by the Fund Accounting Service Agreement, the Fund will pay the Fund Accountant a fee equal to _____ on the average net assets of the Fund. The Fund also pays the Administrator for any out-of-pocket expenses.

TRANSFER AGENT

GFS, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

CUSTODIAN

The Bank of New York (“BONY” or the “Custodian”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement by and between BONY and the Trust on behalf of the Fund.  BONY’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, BONY also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets. BONY’s principal place of business is One Wall Street, New York, New York 10286.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor, and Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectuses under the heading “Net Asset Value,” the net asset value (“NAV”) of the Fund’s shares will be determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

It is expected that the Exchange will be closed on the following days: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder’s shares of the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. For shares held less than 90 days, the Fund will deduct a 2% redemption fee on your redemption amount if you sell your shares or your shares are redeemed for failure to maintain the Fund’s balance minimum.  Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)        when the NYSE is closed, other than customary weekend and holiday closings;

(b)        when trading on that exchange is restricted for any reason;

(c)        when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)        when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax Adviser regarding their investment in the Fund.

The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.  Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Foreign Currency Transactions

The Fund’s transactions in certain foreign securities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected Tait, Weller & Baker located at 1818 Market Street, Suite 2400, Philadelphia, PA 19103 as its independent accountants.

LEGAL COUNSEL

Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174 serves as the Trust’s legal counsel.

Ralph Parks Portfolios Trust

PART C

OTHER INFORMATION

ITEM 23.           EXHIBITS.

(a)(1) (a)(2)	Agreement and Declaration of Trust dated January 25, 2006.* Certificate of Trust as filed with the State of Delaware on January 25, 2006.*
(b)	By-Laws, effective as of January 25, 2006*
(c)

Instruments Defining Rights of Security Holders.*

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)	Form of Management Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Ralph Parks Investment Group, LLC.**
(e)	Form of Underwriting Agreement between the Registrant, on behalf of Ralph Parks Cyclical Equity Fund and Aquarius Fund Distributors LLC.**
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)	Form of Custody Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and The Bank of New York.**
(h)(1) (h)(2) (h)(3)

Form of Fund Accounting Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC.**

Form of Administration Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC.**

Form of Transfer Agency Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC.**

(i)	Opinion and Consent of Counsel.**
(j)	Consent of Independent Auditors.**
(k)	Omitted Financial Statements. Not Applicable.
(l)	Initial Capital Agreements. Not Applicable
(m)	Form of Rule 12b-1 Plan.**
(n)	Rule 18f-3 Plan. Not Applicable.
(p)(1) (p)(2)	Code of Ethics of Ralph Parks Investment Group, LLC.** Code of Ethics of Aquarius Fund Distributors, LLC.**
Power of Attorney **

*            Filed herewith

**          To be filed by Amendment

ITEM 24.           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.           INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

ITEM 26.           BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Ralph Parks Investment Group, LLC, the Adviser to the Ralph Parks Cyclical Equity Fund, is hereby incorporated herein by reference to the section of the Prospectus captions “Fund Management” and to the section of the Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Ralph Parks Investment Group, LLC is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated January 18, 2006.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

ITEM 27.           PRINCIPAL UNDERWRITER.

(a)         Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, DCM Series Trust, Merit Advisors Investment Trust, Merit Advisors Investment Trust II, New River Funds, the North Country Funds, Northern Lights Fund Trust, Roge Partners Funds, and the Saratoga Advantage Trust.

(b)         AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	President, Secretary	Secretary & Chief Legal Officer
Brian Vinchur	Treasurer	None

(c)         Not Applicable.

ITEM 28.           LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

The Bank of New York, located at One Wall Street, New York, New York 10286, provides custodian services to the Ralph Parks Cyclical Equity Fund pursuant to a Custody Agreement  between The Bank of New York and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 4020 South 147th street, Omaha, Nebraska 68137, serves as principal underwriter for the Ralph Parks Cyclical Equity Fund, maintain all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Ralph Parks Investment Group, LLC, located at Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, New York, 14534, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Ralph Parks Cyclical Equity Fund.

ITEM 29.           MANAGEMENT SERVICES.

Not applicable.

ITEM 30.           UNDERTAKINGS.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Rochester, State of New York on the 1st day of February  2006.

                                                                               RALPH PARKS PORTFOLIOS TRUST

                                                                                                         (Registrant)

                                                                  By:        /s/Stephen J. Paris

                                                                               Stephen J. Paris, Sole Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/Stephen J. Paris                                                  Sole Trustee                                February 1, 2006

Stephen J. Paris

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Agreement and Declaration of Trust dated January 25, 2006	EX-99.a.1
Certificate of Trust as filed with the State of Delaware on January 25, 2006	EX-99.a.2
By-Laws, effective January 25, 2006	EX-99.b